DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Discontinued Operations Tables
Schedule of discontinued operations

The combined assets included in discontinued operations as of July 31, 2013 and October 31, 2012 are summarized as follows:

	07/31/13	10/31/12
ASSETS
Land improvements, buildings & equipment, net	$124,790	$124,790
Land held for investment, principally unimproved	41,892	41,892
Total assets of discontinued operations	$166,682	$166,682

Operating results, including interest expense incurred, of the discontinued operations in three and nine months ending July 31, 2013 and 2012 are as follows:

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Revenues:
Jack in the Box	$0	$0	$0	$10,971
Jack Frost Mountain Ski Area	0	0	0	5,097
Big Boulder Ski Area	0	0	0	5,097
Maple Terrace	3,750	0	11,250	5,750
Total Revenue	3,750	0	11,250	26,915

Expenses (excluding interest):
Jack in the Box	0	0	0	136
Jack Frost Mountain Ski Area	0	0	0	7,730
Big Boulder Ski Area	0	173	0	662
Maple Terrace	1,452	0	6,531	14,295
Total Expenses	1,452	173	6,531	22,823

Interest expense(calculated on debt related to the property):
Jack in the Box	0	0	0	7,386
Jack Frost Mountain Ski Area	0	0	0	0
Big Boulder Ski Area	0	0	0	0
Maple Terrace	0	0	0	0
Total Interest	0	0	0	7,386

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Gain (Loss) on Disposal:
Jack in the Box	0	0	0	9,402
Jack Frost Mountain Ski Area	0	0	0	(4,803)
Big Boulder Ski Area	0	0	0	(4,517)
Maple Terrace	0	0	0	0
Total Gain on Disposal	0	0	0	82

Income (loss) from discontinued operations before income taxes	$2,298	($173)	$4,719	($3,212)

   The combined assets and liabilities as of October 31, 2012 and 2011, and the results of operations of the properties classified as discontinued operations for the years ended October 31, 2012, 2011 and 2010, are summarized as follows:

BALANCE SHEET	10/31/12	10/31/11

ASSETS
Land improvements, buildings & equipment, net	$124,790	$443,156
Land held for investment, principally unimproved	41,892	94,886
Long-lived assets held for sale	0	1,780,155
Net investment in direct financing leases	0	7,788,195
Prepaid expenses and other assets	0	895,878
Total assets of discontinued operations	$166,682	$11,002,270

LIABILITIES
Debt	$0	$1,010,384
Total liabilities of discontinued operations	$0	$1,010,384

	Years ended October 31,
STATEMENT OF OPERATIONS	2012	2011	2010
Revenues:
Applebee’s	$0	$106,011	$78,714
Jack in the Box	10,971	133,335	132,984
Jack Frost Mountain Ski Area	5,097	163,143	158,639
Big Boulder Ski Area	5,097	89,119	84,614
Maple Terrace	5,750	18,000	18,000
Total Revenue	26,915	509,608	472,951

Expenses (excluding interest):
Applebee’s	0	4,665	5,342
Jack in the Box	136	44,478	51,336
Jack Frost Mountain Ski Area	7,730	10,279	1,018
Big Boulder Ski Area	472	3,983	7,671
Maple Terrace	77,995	9,032	6,759
Total Expenses	86,333	72,437	72,126

Interest and other income (interest income related to ski area net investment in direct financing lease):
Applebee’s	0	0	0
Jack in the Box	0	0	0
Jack Frost Mountain Ski Area	0	126,672	126,092
Big Boulder Ski Area	0	194,997	192,865
Maple Terrace	0	0	0
Total Interest and Other Income	0	321,669	318,957

Interest expense(calculated on debt related to the property):
Applebee’s	0	42,992	31,781
Jack in the Box	7,386	69,794	71,322
Jack Frost Mountain Ski Area	0	0	0
Big Boulder Ski Area	0	0	0
Maple Terrace	0	0	0
Total Interest	7,386	112,786	103,103

Gain (Loss) on Disposal:
Applebee’s	0	25,721	0
Jack in the Box	9,402	0	0
Jack Frost Mountain Ski Area	(4,803)	(387,000)	0
Big Boulder Ski Area	(4,517)	(115,000)	0
Maple Terrace	0	0	0
Total Gain (loss) on Disposal	82	(476,279)	0

Income (loss) from discontinued operations before income taxes	($66,722)	$169,775	$616,679